ARTISAN FUNDS, INC.

SUPPLEMENT DATED DECEMBER 17, 2008

TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Investor Shares)

DATED JANUARY 28, 2008

DIVIDENDS, CAPITAL GAINS & TAXES

The following paragraph replaces the last paragraph on page 58 under the heading “Dividends, Capital Gains & Taxes” of Artisan Funds’ prospectus:

The Funds generally publish estimates of their dividends and distributions in advance of the planned record and payment dates. There is no assurance that the Funds will publish such estimates in the future. Those estimates, if published, are for planning purposes and are subject to change. Trading activity may affect each Fund and its other shareholders. See “Principal Risks You Should Consider.”

ARTISAN INTERNATIONAL VALUE FUND AND

ARTISAN MID CAP VALUE FUND

Artisan International Value Fund and Artisan Mid Cap Value Fund are now open to all investors qualified to purchase shares as set forth on page 36 of Artisan Funds’ prospectus under the heading “Who Can Invest in Artisan Funds?”.

The last two sentences on pages 9 and 13 of Artisan Funds’ prospectus are hereby deleted.

WHO IS ELIGIBLE TO INVEST IN A CLOSED ARTISAN FUND?

The following paragraph replaces the first paragraph on page 36 of Artisan Funds’ prospectus under the heading “Who is Eligible to Invest in a Closed Artisan Fund?”:

Artisan International Small Cap Fund, Artisan Mid Cap Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund are closed to most new investors. The following eligibility criteria apply to a Fund when it is closed. The Funds do not permit investors to pool their investments in order to meet the eligibility requirements, except as otherwise noted below. Unless specified below, each individual in a pooled vehicle must meet one of the eligibility requirements set forth below.

ARTISAN GLOBAL VALUE FUND AND

ARTISAN INTERNATIONAL VALUE FUND

Artisan Global Value Fund and Artisan International Value Fund each may invest in participation certificates. Participation certificates are equity-linked securities that allow investors to gain economic exposure to a security of a non-U.S. company without a direct investment in that security. Participation certificates typically are issued by a bank or broker-dealer. The bank or broker-dealer has an obligation to pay a Fund an amount based on the change in value of the underlying security at the time the participation certificate is redeemed. Each Fund will not invest more than 10% of its net assets measured at the time of purchase in participation certificates.

The following paragraph is inserted immediately after the first complete paragraph on page 3 and immediately before the first complete paragraph on page 9 of Artisan Funds’ prospectus:

The Fund may invest up to 10% of its net assets measured at the time of purchase in equity-linked securities that provide economic exposure to a security of a non-U.S. company without a direct investment in that security (called “participation certificates” in this prospectus but may be called different names by issuers). Participation certificates typically are issued by a bank or broker-dealer. When a participation certificate is redeemed, the bank or broker-dealer is obligated to pay the Fund an amount based on the value of the underlying security.

The following table replaces the table of principal investment risks on page 21 of Artisan Funds’ prospectus:

The principal investment risks specific to each Fund follow:

RISKS	Global Value	Int’l	Int’l Small Cap	Int’l Value	Mid Cap	Mid Cap Value	Opportunistic Value	Small Cap	Small Cap Value
Foreign Investing Risks	•	•	•	•	•		•
Emerging Market Risks	•	•	•	•			•
Currency Risks	•	•	•	•			•
Participation Certificates Risks	•	•	•	•
Debt Securities Risks	•
Convertible Securities Risks	•
Medium-Sized Company Risks	•	•	•	•	•	•	•
Small Company Risks		•	•	•				•	•
Growth Investing Risks		•	•		•			•
Value Investing Risks	•			•		•	•		•

ARTISAN MID CAP FUND

Artisan Mid Cap Fund may invest in the securities of non-U.S. companies, but only if the securities are purchased and sold on a U.S. exchange. The Fund’s maximum investment in securities of non-U.S. companies that trade on U.S. exchanges, including without limitation American Depositary Receipts, is 10% of the Fund’s net assets at market value at the time of purchase. The following paragraph is inserted immediately after the first two complete paragraphs on page 11 of Artisan Funds’ prospectus:

The Fund may invest in the securities of non-U.S. companies, but only if the securities are purchased and sold on a U.S. exchange. The Fund’s maximum investment in securities of non-U.S. companies that trade on U.S. exchanges, including without limitation American Depositary Receipts, is 10% of the Fund’s net assets at market value at the time of purchase.

ARTISAN SMALL CAP FUND

The following paragraph replaces the first two paragraphs appearing under the subheading “Artisan Small Cap Fund” on page 34 of Artisan Funds’ prospectus:

Artisan Small Cap Fund is co-managed by Marina T. Carlson, CFA and Craigh A. Cepukenas, CFA.

Case Label #51081

ARTISAN FUNDS, INC.

SUPPLEMENT DATED DECEMBER 17, 2008

TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Institutional Shares)

DATED JANUARY 28, 2008

DIVIDENDS, CAPITAL GAINS & TAXES

The following paragraph replaces the second to last paragraph on page 28 under the heading “Dividends, Capital Gains & Taxes” of Artisan Funds’ prospectus:

The Funds generally publish estimates of their dividends and distributions in advance of the planned record and payment dates. There is no assurance that the Funds will publish such estimates in the future. Those estimates, if published, are for planning purposes and are subject to change. Trading activity may affect each Fund and its other shareholders. See “Principal Risks You Should Consider.”

ARTISAN INTERNATIONAL VALUE FUND

Artisan International Value Fund may invest in participation certificates. Participation certificates are equity-linked securities that allow investors to gain economic exposure to a security of a non-U.S. company without a direct investment in that security. Participation certificates typically are issued by a bank or broker-dealer. The bank or broker-dealer has an obligation to pay the Fund an amount based on the change in value of the underlying security at the time the participation certificate is redeemed. The Fund will not invest more than 10% of its net assets measured at the time of purchase in participation certificates.

The following paragraph is inserted immediately before the first complete paragraph on page 6 of Artisan Funds’ prospectus:

The Fund may invest up to 10% of its net assets measured at the time of purchase in equity-linked securities that provide economic exposure to a security of a non-U.S. company without a direct investment in that security (called “participation certificates” in this prospectus but may be called different names by issuers). Participation certificates typically are issued by a bank or broker-dealer. When a participation certificate is redeemed, the bank or broker-dealer is obligated to pay the Fund an amount based on the value of the underlying security.

The following table replaces the table of principal investment risks on page 9 of Artisan Funds’ prospectus:

The principal investment risks specific to each Fund follow:

RISKS	Emerging Markets	Int’l	Int’l Value	Mid Cap
Foreign Investing Risks	•	•	•	•
Emerging Market Risks	•	•	•
Currency Risks	•	•	•
Participation Certificates Risks	•	•	•
Medium-Sized Company Risks	•	•	•	•
Small Company Risks	•	•	•
Growth Investing Risks	•	•		•
Value Investing Risks			•

ARTISAN MID CAP FUND

Artisan Mid Cap Fund may invest in the securities of non-U.S. companies, but only if the securities are purchased and sold on a U.S. exchange. The Fund’s maximum investment in securities of non-U.S. companies that trade on U.S. exchanges, including without limitation American Depositary Receipts, is 10% of the Fund’s net assets at market value at the time of purchase. The following paragraph is inserted immediately before the first complete paragraph on page 8 of Artisan Funds’ prospectus:

The Fund may invest in the securities of non-U.S. companies, but only if the securities are purchased and sold on a U.S. exchange. The Fund’s maximum investment in securities of non-U.S. companies that trade on U.S. exchanges, including without limitation American Depositary Receipts, is 10% of the Fund’s net assets at market value at the time of purchase.

ARTISAN EMERGING MARKETS FUND

SUPPLEMENT DATED DECEMBER 17, 2008

TO THE PROSPECTUS (Advisor Shares)

DATED APRIL 14, 2008

DIVIDENDS, CAPITAL GAINS & TAXES

The following paragraph replaces the second paragraph on page 30 under the heading “Dividends, Capital Gains & Taxes” of Artisan Funds’ prospectus:

The Fund generally publishes estimates of its dividends and distributions in advance of the planned record and payment dates. There is no assurance that the Fund will publish such estimates in the future. Those estimates, if published, are for planning purposes and are subject to change. Trading activity may affect the Fund and its other shareholders. See “Principal Risks You Should Consider.”

ARTISAN OPPORTUNISTIC GROWTH FUND

SUPPLEMENT DATED DECEMBER 17, 2008

TO THE PROSPECTUS

DATED SEPTEMBER 2, 2008

DIVIDENDS, CAPITAL GAINS & TAXES

The following paragraph replaces the third paragraph on page 28 under the heading “Dividends, Capital Gains & Taxes” of Artisan Opportunistic Growth Fund’s prospectus:

The Fund generally publishes estimates of its dividends and distributions in advance of the planned record and payment dates. There is no assurance that the Fund will publish such estimates in the future. Those estimates, if published, are for planning purposes and are subject to change. Trading activity may affect the Fund and its other shareholders. See “Principal Risks You Should Consider.”

Case Label #50004